Consolidated Statements of Changes in Stockholders Equity (USD $) In Thousands, except Share data, unless otherwise specified	Common stock [Member]	Additional paid-in capital [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2011	$ 1	$ 279,292	$ (202,370)	$ 76,923
Balance (in shares) at Dec. 31, 2011	7,317,662
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)	4,641,620
Issuance of commons stock	0	10,000	0	10,000
Stock based compensation	0	15	0	15
Sale of subsidiary to entity under common control	0	5,213	0	5,213
Net income (loss) for the year ended	0	0	(193,768)	(193,768)
Balance at Dec. 31, 2012	1	294,520	(396,138)	(101,617)
Balance (in shares) at Dec. 31, 2012	11,959,282
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cancellation of equity incentive plan shares (in shares)	(11)
Cancellation of equity incentive plan	0	0	0	0
Stock based compensation	0	15	0	15
Net income (loss) for the year ended	0	0	10,907	10,907
Balance at Dec. 31, 2013	1	294,535	(385,231)	(90,695)
Balance (in shares) at Dec. 31, 2013	11,959,271
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)	7,930,000
Issuance of commons stock	1	3,203	0	3,204
Related parties liabilities released	0	9,819	0	9,819
Net income (loss) for the year ended	0	0	80,348	80,348
Balance at Dec. 31, 2014	$ 2	$ 307,557	$ (304,883)	$ 2,676
Balance (in shares) at Dec. 31, 2014	19,889,271